Document and Entity Information	Jul. 01, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 01, 2025
Entity Registrant Name	AUBURN NATIONAL BANCORPORATION, INC
Entity Incorporation State Country Code	DE
Entity File Number	0-26486
Entity Tax Identification Number	63-0885779
Entity Address Address Line 1	100 North Gay Street
Entity Address Address Line 2	P.O. Drawer 3110
Entity Address City Or Town	Auburn
Entity Address State Or Province	AL
Entity Address Postal Zip Code	36831-3110
City Area Code	334
Local Phone Number	821-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	AUBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Auburn National Bancorporation, Inc. (“the Company”) on July 2, 2025 (Item 5.03) with respect to a Certificate of Amendment (the “Certificate of Amendment”) amending and restating Section 7.04 to the Company’s Certificate of Incorporation (the “Amendment”) considered at the Company’s Annual Meeting held May 13, 2025 (the “Annual Meeting”).The following restates in full Item 5.03 from the July 2, 2025 Form 8-K and Item 9.01 includes the Certificate of Correction with respect to the Amendment and the Previously filed Certificate of Amendment.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000750574